John Hancock Life Insurance Company (U.S.A.) Separate Account A
John Hancock Life Insurance Company (U.S.A.)
(“John Hancock USA”)
Flexible Premium Variable Universal Life Insurance Policy
PROTECTION VARIABLE UNIVERSAL LIFE 2012
Updating Summary Prospectus dated April 29, 2024, Existing Investors
This Updating Summary Prospectus summarizes key features of the Protection Variable Universal Life 2012 policy, an individual flexible premium variable universal life policy (the “Policy”).
Before you invest you should also review the prospectus for the Policy (the “Prospectus”) carefully, which contains more information about the Policy’s features, benefits, and risks. You can find this document and other information about the Policy online at dfinview.com/JohnHancock/TAHD/PVUL2012. You can also obtain this information by calling 1-800-732-5543 or by sending an email request to webmail@jhancock.com.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Table of Contents
Updated Information About Your Policy	3
important Information you should consider about the policy	3
Appendix: Portfolios Available Under The Policy	Appendix-1
2

Updated Information About Your Policy
The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Policy.
Updating Summary Prospectus
• Beginning this year, you are receiving an Updating Summary Prospectus for Existing Investors in lieu of the full Prospectus and the prospectuses for the underlying portfolios. You may access these and additional documents for your policy and the portfolios in the manner shown in this summary prospectus.
Underlying Investment Options
• Fee and performance information have been updated and are reflected in the APPENDIX: PORTFOLIOS AVAILABLE UNDER THE POLICY.
John Hancock Service Office Update
• We no longer have a facsimile (“fax”) number for our Service Office and have removed the number from our prospectuses. You may contact us using any of the options listed within the Prospectus.
important Information you should consider about the policy
FEES AND EXPENSES
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, policy lapseor any reduction in Face Amount in the first ten policy years from the
Policy Date. The maximum surrender charge is 5.00% of Base Face Amount.
For example, if the Base Face Amount is $100,000, the highest possible surrender charge would be $5,000.
				FEE TABLE Deductions from policy value
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
				FEE TABLE Deductions from premium payments Deductions from policy value
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Base Face Amount charge, Advance
Contribution Charge, asset-based risk charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	2.58%

3

RISKS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN A POLICY
Not a Short- Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Early Surrender or Withdrawal Risk/Not a Short-Term Investment
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor
performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at
dfinview.com/JohnHancock/TAHD/PVUL2012.
Investment Risk
Insurance Company Risks
Your investment in the policy is subject to risks related to John
Hancock USA, including that the obligations (including under the fixed account option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John
Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our
current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Depositor Registrant
Policy Lapse
Unless the No-Lapse Guarantee feature is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges. This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Lapse and Reinstatement

4

RESTRICTIONS
Investments
There are restrictions that may limit the variable investment account options and general account options (including under the fixed account option) that you may choose, as well as limitations on the transfer of policy value among those options. These restrictions may include a monthly limit on the number of transfers you may make.
We may also impose additional restrictions to discourage market timing and disruptive trading activity.

In particular, your allocation options will be affected if you elect to take a loan or receive benefits under certain supplementary benefit riders.

Among other things, the policy also allows us to eliminate the shares of a portfolio or substitute shares of another new or existing portfolio, subject to applicable legal requirements.

Limitations on transfers
to or from a variable
investment account

Limitations on transfers
out of the fixed account

Effect of Loans on Cash
Value and Death
Benefit

Long-Term Care Rider
and Overloan
Protection Rider

Portfolios

Optional Benefits
There are restrictions and limitations relating to optional benefits, as well as conditions under which an optional benefit may be modified or terminated by us. For example, certain optional supplementary benefit riders may be subject to underwriting, and your election of an option may result in restrictions upon some of the policy benefits, including availability of investment options.
Overloan Protection Rider More About Certain Optional Benefits

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax-qualified plan. If we pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, with any portion not treated as a return of your premiums includible in your income. Distributions also are subject to tax penalties under some circumstances.
Tax Consequences of Owning a Policy

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals may receive compensation for selling the policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend this policy over another investment.
Commissions Paid to Dealers
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Commissions Paid to Dealers
5

Appendix: Portfolios Available Under The Policy
The following is a list of portfolios available under the policies. Depending on the optional benefits you choose, you may not be able to invest in certain portfolios. If you elected the Extended No-Lapse Guarantee Rider, then as of the date of this prospectus you may only invest in the following portfolios: American Asset Allocation Trust, Capital Appreciation Value Trust, Core Bond Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Moderate Portfolio, Money Market Trust, Select Bond Trust, TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, and TOPS® Moderate Growth ETF.
More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/TAHD/PVUL2012. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to webmail@jhancock.com.
The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.25%*	25.95	15.40	11.75
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.66%	6.48	1.67	2.40
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.93%	13.90	8.80	6.86
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.06%*	22.12	13.20	9.17
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.97%*	37.99	18.24	13.94
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	25.68	12.95	10.52
Appendix-1

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek to provide long-term growth of capital.	American International Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.17%*	15.39	4.44	3.02
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.77%*	49.59	13.58	12.39
To seek long-term growth of capital.	Capital Appreciation Trust - Series NAV John Hancock Variable Trust Advisers LLC/Jennison Associates LLC	0.76%*	52.95	18.07	14.18
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.89%*	18.31	12.48	10.30
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.63%*	5.89	1.11	1.74
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%*	20.05	8.47	3.10
To seek long-term capital appreciation.	Emerging Markets Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.03%*	15.15	5.42	3.06
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.71%*	9.52	11.15	7.88
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.89%*	5.21	9.70	7.08
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	35.44	18.38	12.32
Appendix-2

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%*	23.49	17.64	10.24
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.89%*	20.17	8.99	4.58
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.00%*	4.26	10.56	10.94
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Western Asset Management Company, LLC	0.81%*	12.87	4.95	3.58
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	15.42	6.97	3.71
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.00%*	13.59	7.06	4.27
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.71%*	6.57	1.41	2.00
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.64%	13.72	6.96	5.41
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.66%*	9.18	3.68	3.34
Appendix-3

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%	16.97	9.14	6.77
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	12.21	5.86	4.73
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%	12.00	4.67	3.86
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	5.50	1.80	2.41
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.79%	13.81	5.25	3.76
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	10.79	4.21	3.78
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.90%	18.87	12.39	9.79
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.41%*	16.00	12.20	8.86
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.96%*	18.65	13.09	9.35
Appendix-4

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	4.81	1.68	1.07
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.88%*	8.21	2.72	2.22
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%*	13.06	7.74	8.00
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	54.73	18.67	15.76
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	6.15	1.39	1.92
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.67%*	3.87	0.51	0.66
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.48%*	16.52	9.60	6.85
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP and GW&K Investment Management, LLC	0.84%*	18.12	13.99	7.92
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.08%*	16.31	11.18	7.43
Appendix-5

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek long-term capital appreciation.	Small Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.99%*	14.07	8.85	6.07
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.16%*	13.52	9.25	6.59
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	7.53	3.31	2.85
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	5.29	0.81	1.58
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.53%*	25.58	14.44	10.78
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%*	4.74	1.61	1.09

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio - Series M Pacific Investment Management Company LLC/Research Affiliates, LLC	2.49%*	7.83	5.69	3.73
To seek to provide capital appreciation.	TOPS® Aggressive Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	17.37	10.55	7.42
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	11.39	6.39	4.51
Appendix-6

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23) (%)
			1-Year	5-Year	10-Year
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.56%	9.19	4.84	3.37
To seek to provide capital appreciation.	TOPS® Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	16.09	9.48	6.54
To seek to provide capital appreciation.	TOPS® Moderate Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	13.47	7.96	5.58
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Appendix-7

The Prospectus relating to the policy and Statement of Additional Information (SAI), both dated April 29, 2024, and any applicable supplements thereto, are incorporated by reference into this summary prospectus. You may obtain the SAI, free of charge, in the same manner as the Prospectus.

1940 Act File No. 811-4834—1933 Act File No. 333-179570
EDGAR Contract Identifier No. C000113133